Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Table]
Income tax expense / (benefit)	$ 1,942	$ 1,998	$ 1,583
Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	730	680	482
Deferred tax expense / (benefit)	(15)	34	116
Income tax expense / (benefit)	715	714	598
Non-Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	718	884	749
Deferred tax expense / (benefit)	509	400	236
Income tax expense / (benefit)	1,227	1,284	985
UBS AG
Major Components Of Tax Expense Income [Table]
Income tax expense / (benefit)	1,844	1,903	1,488
UBS AG | Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	664	614	417
Deferred tax expense / (benefit)	(22)	26	107
Income tax expense / (benefit)	642	640	524
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	689	857	715
Deferred tax expense / (benefit)	513	406	248
Income tax expense / (benefit)	$ 1,202	$ 1,263	$ 963